Related Party Transactions - Additional Information (Details) € in Millions												12 Months Ended
	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Jul. 13, 2020 beneficiaryCertificate shares	Oct. 17, 2019 beneficiaryCertificate shares	Oct. 04, 2019 EUR (€) beneficiaryCertificate shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 $ / shares	Oct. 17, 2016 EUR (€) shares	Oct. 17, 2016 $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)
Disclosure of transactions between related parties [line items]
Ordinary shares issued (in shares)			1,084,043	1,991,627	1,600,000
Number of warrants exercised (in shares)					1,600,000
Proceeds from exercise of warrants | €					€ 74							€ 0	€ 0	€ 74
Number of warrants effectively net settled (in shares)			1,600,000	3,520,000
Employee and Member of Management of Group
Disclosure of transactions between related parties [line items]
Proceeds from warrants issued | €	€ 31					€ 15		€ 9
Number of ordinary shares that can be acquired from warrants issued (in shares)	800,000					800,000		1,600,000
Exercise price of each warrant (in dollars per share) | $ / shares		$ 281.63					$ 190.09		$ 89.73
Exercise price of each warrant to fair market value of ordinary shares on date of issuance	130.00%					130.00%		130.00%
Ordinary shares issued (in shares)			1,084,043
Number of beneficiary certificates issued (in shares) | beneficiaryCertificate			10,840,430
Number of warrants effectively net settled (in shares)			1,600,000
Certain Members of Key Management
Disclosure of transactions between related parties [line items]
Proceeds from warrants issued | €										€ 27
Number of ordinary shares that can be acquired from warrants issued (in shares)										5,120,000
Exercise price of each warrant (in dollars per share) | $ / shares											$ 50.61
Exercise price of each warrant to fair market value of ordinary shares on date of issuance										120.00%
Ordinary shares issued (in shares)				1,991,627	1,600,000
Number of beneficiary certificates issued (in shares) | beneficiaryCertificate				19,916,270	16,000,000
Number of warrants exercised (in shares)					1,600,000
Proceeds from exercise of warrants | €					€ 74
Number of warrants effectively net settled (in shares)				3,520,000
Subsidiaries | Netherlands
Disclosure of transactions between related parties [line items]
Ordinary shares issued (in shares)												2,000,000	5,038,200
D G E Investments Limited | Certain Members of Key Management
Disclosure of transactions between related parties [line items]
Ordinary shares issued (in shares)			1,084,043	905,285	1,600,000
Number of beneficiary certificates issued (in shares) | beneficiaryCertificate			10,840,430	9,052,850	16,000,000
Number of warrants exercised (in shares)					1,600,000
Proceeds from exercise of warrants | €					€ 74
Number of warrants effectively net settled (in shares)			1,600,000	1,600,000
Rosello Company Limited | Certain Members of Key Management
Disclosure of transactions between related parties [line items]
Ordinary shares issued (in shares)				1,086,342
Number of beneficiary certificates issued (in shares) | beneficiaryCertificate				10,863,420
Number of warrants effectively net settled (in shares)				1,920,000